STATEMENT OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Initial Public Offering Common Stock Aldel Financial Inc.	Initial Public Offering Additional Paid-in Capital Aldel Financial Inc.	Initial Public Offering Aldel Financial Inc.	Private Placement Common Stock Aldel Financial Inc.	Private Placement Additional Paid-in Capital Aldel Financial Inc.	Private Placement Aldel Financial Inc.	Over-allotment option Common Stock Aldel Financial Inc.	Over-allotment option Additional Paid-in Capital Aldel Financial Inc.	Over-allotment option Aldel Financial Inc.	Underwriters over-allotment option Common Stock Aldel Financial Inc.	Underwriters over-allotment option Additional Paid-in Capital Aldel Financial Inc.	Underwriters over-allotment option Aldel Financial Inc.	Common Stock Aldel Financial Inc.	Additional Paid-in Capital Aldel Financial Inc.	Accumulated Deficit Aldel Financial Inc.	Aldel Financial Inc.	Total
Balance at the beginning at Dec. 22, 2020													$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Dec. 22, 2020													0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units (in shares)			10,000,000						11,500,000			10,000,000				1,500,000
Net Loss															(1,470)	$ (1,470)
Balance at the end at Dec. 31, 2020															(1,470)	(1,470)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of 5,750,000 common shares to initial stockholders													$ 575	24,425		25,000
Issuance of 5,750,000 common shares to initial stockholders (in shares)													5,750,000
Forfeiture of 2,875,000 common shares by initial stockholders													$ (288)	288		0
Forfeiture of 2,875,000 common shares by initial stockholders (in shares)													(2,875,000)
Net Loss															(1,140)	(1,140)
Balance at the end at Mar. 31, 2021													$ 287	24,713	(2,610)	22,390
Balance at the end (in shares) at Mar. 31, 2021													2,875,000
Balance at the beginning at Dec. 31, 2020															(1,470)	(1,470)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units (in shares)			115,000,000
Net Loss																(10,565,658)	$ 5,309,118
Balance at the end at Sep. 30, 2021													$ 345		(13,878,741)	(13,878,396)
Balance at the end (in shares) at Sep. 30, 2021													3,447,500
Balance at the beginning at Mar. 31, 2021													$ 287	24,713	(2,610)	22,390
Balance at the beginning (in shares) at Mar. 31, 2021													2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units	$ 1,150	$ 113,450,107	$ 113,451,257				$ 52	$ 5,149,948	$ 5,150,000
Sale of units (in shares)	11,500,000		11,500,000	515,000					515,000
Sale of 1,300,000 $15 strike warrants $0.10 per warrant in private placement					$ 130,000	$ 130,000
Sale of 1,300,000 $15 strike warrants $0.10 per warrant in private placement (in shares)						1,300,000
Issuance of 57,500 underwriter units, including over-allotment										$ 6	$ 94	$ 100
Issuance of 57,500 underwriter units, including over-allotment (in shares)										57,500		57,500
Classification of warrants as liabilities at issuance														(5,917,625)		(5,917,625)
Net Loss															(1,604,362)	(1,604,362)
Adjustment to increase Class A common shares subject to possible redemption to maximum redemption value - revised													$ (1,150)	$ (112,837,237)	(3,311,613)	(116,150,000)
Adjustment to increase Class A common shares subject to possible redemption to maximum redemption value - revised (in shares)													(11,500,000)
Balance at the end at Jun. 30, 2021													$ 345		(4,918,585)	(4,918,240)
Balance at the end (in shares) at Jun. 30, 2021													3,447,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss															(8,960,156)	(8,960,156)
Balance at the end at Sep. 30, 2021													$ 345		$ (13,878,741)	$ (13,878,396)
Balance at the end (in shares) at Sep. 30, 2021													3,447,500